Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Summary of Income from Discontinued Operations

The following table summarizes the results of the Sound Solutions business included in the consolidated statements of income as discontinued operations for 2012 and 2011:

	2012	2011
Revenue	—	140
Costs and expenses	—	(116)

Income attributable to discontinued operations	—	24
Provision for income taxes	—	(4)

Income attributable to discontinued operations, net of taxes, before disposal	—	20
Gain on disposal of discontinued operations (net of taxes)	1	414

Income from discontinued operations after disposal	1	434